Fees Summary	Jan. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,957,000
Previously Paid Amount	0.00
Total Fee Amount	546.46
Total Offset Amount	0.00
Net Fee	546.46
Narrative - Max Aggregate Offering Price	$ 3,957,000
Final Prospectus	true